BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2017
BORROWINGS
Short-Term Debt	($ in millions)
At December 31:	2017	2016
Commercial paper	$1,496	$899
Short-term loans	276	375
Long-term debt—current maturities	5,214	6,239

Total	$6,987	$7,513

Long-Term Debt

Pre-Swap Borrowing

($ in millions)

At December 31:	Maturities	2017	2016
U.S. dollar debt (average interest rate at December 31, 2017):*
4.0%	2017	$—	$5,104
3.5%	2018	4,640	4,724
2.7%	2019	5,540	4,132
1.9%	2020	3,416	2,054
2.2%	2021	4,129	2,887
2.4%	2022	3,481	1,901
3.3%	2023	1,547	1,500
3.6%	2024	2,000	2,000
7.0%	2025	600	600
3.5%	2026	1,350	1,350
4.7%	2027	969	469
6.5%	2028	313	313
5.9%	2032	600	600
8.0%	2038	83	83
5.6%	2039	745	745
4.0%	2042	1,107	1,107
7.0%	2045	27	27
4.7%	2046	650	650
7.1%	2096	316	316
		31,515	30,563
Other currencies (average interest rate at December 31, 2017, in parentheses):*
Euros (1.5%)	2019—2029	10,502	7,122
Pound sterling (2.7%)	2020—2022	1,420	1,296
Japanese yen (0.3%)	2022—2026	1,291	1,576
Canadian (2.2%)	2017	—	373
Other (5.4%)	2018—2020	717	215
		45,445	41,145
Less: net unamortized discount		826	839
Less: net unamortized debt issuance costs		93	82
Add: fair value adjustment**		526	669
		45,052	40,893
Less: current maturities		5,214	6,239

Total		$39,837	$34,655

*Includes notes, debentures, bank loans, secured borrowings and capital lease obligations.

**The portion of the company’s fixed-rate debt obligations that is hedged is reflected in the Consolidated Statement of Financial Position as an amount equal to the sum of the debt’s carrying value and a fair value adjustment representing changes in the fair value of the hedged debt obligations attributable to movements in benchmark interest rates.

Post-Swap Borrowing (Long-Term Debt, Including Current Portion)

($ in millions)

	2017		2016
For the year ended December 31:	Amount	Average Rate	Amount	Average Rate
Fixed-rate debt	$29,007	2.73%	$27,414	3.18%
Floating-rate debt*	16,044	2.10%	13,480	1.59%

Total	$45,052		$40,893

*Includes $9,138 million in 2017 and $7,338 million in 2016 of notional interest rate swaps that effectively convert fixed-rate long-term debt into floating-rate debt. See note D, “Financial Instruments,” on pages 102 to 107.

Pre-swap annual contractual maturities of long-term debt outstanding	($ in millions)
Total
2018	$5,217
2019	7,128
2020	6,242
2021	5,196
2022	4,288
2023 and beyond	17,374

Total	$45,445

Interest on Debt

($ in millions)

For the year ended December 31:	2017	2016	2015
Cost of financing	$658	$576	$540
Interest expense	615	630	468
Interest capitalized	5	2	0

Total interest paid and accrued	$1,278	$1,208	$1,008